Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Investments and Fair Value Measurements [Abstract]
Schedule of liabilities measured at fair value
	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$23,425	$23,425
Total warrant liability	$—	$—	$23,425	$23,425

	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liability	$—	$—	$140,550	$140,550
Total warrant liability	$—	$—	$140,550	$140,550

Schedule of estimated fair value of the warrant liability

	December 31,	December 31,
	2014	2013
Stock price	$0.20	$0.42
Strike price	$2.50	$2.50
Remaining contractual term (years)	1.1	2.1
Volatility	125.7%	109.6%
Adjusted volatility	123.5%	102.5%
Risk-free rate	0.3%	0.4%
Dividend yield	0.0%	0.0%